                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07186
                                                      ---------

                          Kentucky Municipals Portfolio
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

KENTUCKY MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.4%

  $ 3,500  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                  $    1,958,880
    1,000  Puerto Rico Electric Power Authority, 5.125%, 7/1/29                      1,051,480
----------------------------------------------------------------------------------------------
                                                                                $    3,010,360
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.8%

  $ 1,000  Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05,
           6.75%, 4/1/10                                                        $    1,079,720
    1,200  Florence, Housing Facilities, (Blue Grass Housing),
           Prerefunded to 7/1/07, 7.625%, 5/1/27                                     1,438,200
    1,030  Kentucky, League of Cities Funding Trust, Certificates of
           Participation, Prerefunded to 8/1/04, 6.15%, 8/1/13                       1,073,404
      545  Russell, Health Systems, Prerefunded to 7/1/06,
           8.10%, 7/1/15                                                               640,468
      350  Russell, Health Systems, Prerefunded to 7/1/06,
           8.10%, 7/1/15                                                               402,440
----------------------------------------------------------------------------------------------
                                                                                $    4,634,232
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.3%

  $ 1,465  Bowling Green, 5.30%, 6/1/19                                         $    1,625,476
    1,000  Lexington-Fayette Urban County, (County Detention Center),
           4.75%, 5/1/20                                                             1,041,190
      250  Lexington-Fayette Urban County, (County Detention Center),
           4.75%, 5/1/24                                                               255,242
----------------------------------------------------------------------------------------------
                                                                                $    2,921,908
----------------------------------------------------------------------------------------------

HOSPITAL -- 1.5%

  $ 1,000  Kentucky Economic Development Finance Authority,
           (Catholic Health), 5.00%, 12/1/27                                    $    1,014,680
----------------------------------------------------------------------------------------------
                                                                                $    1,014,680
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 13.8%

  $ 2,000  Ashland, Solid Waste Disposal, (Ashland Oil), (AMT),
           7.125%, 2/1/22                                                       $    2,094,560
    1,500  Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25                     1,516,875
    1,000  Jefferson County, Pollution Control, (E.I. du Pont de Nemours),
           6.30%, 7/1/12                                                             1,033,840
      600  Kenton County Airport, (Delta Airlines), (AMT),
           6.125%, 2/1/22                                                              513,042
      250  Kenton County Airport, (Delta Airlines), (AMT),
           7.50%, 2/1/12                                                               249,185
    1,500  Perry County, Solid Waste Disposal, (TJI International),
           (AMT), 6.80%, 5/1/26                                                      1,578,840
      560  Powderly, (KMart Corp.), 6.90%, 3/1/07                                      550,670
    1,820  Wickliffe, Solid Waste Disposal, (Westvaco Corp.),
           (AMT), 6.375%, 4/1/26                                                     1,872,198
----------------------------------------------------------------------------------------------
                                                                                $    9,409,210
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.3%

  $ 1,000  Kentucky Economic Development Finance Authority,
           (Centre College), (FSA), 5.00%, 4/1/32                               $    1,047,030
    2,000  Lexington-Fayette Urban County, (University of Kentucky,
           Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18                         2,173,380
    1,000  University of Kentucky, University Consolidated Revenue,
           (FGIC), 5.00%, 5/1/19                                                     1,077,400
----------------------------------------------------------------------------------------------
                                                                                $    4,297,810
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.1%

  $ 2,000  Louisville and Jefferson County, Metropolitan Sewer District
           and Drainage System, (AMBAC), Prerefunded to 11/15/04,
           6.75%, 5/15/25                                                       $    2,122,460
----------------------------------------------------------------------------------------------
                                                                                $    2,122,460
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.7%

  $   350  Puerto Rico General Obligation, (FSA),
           Variable Rate, 7/1/27(1)(2)                                          $      451,588
      200  Puerto Rico General Obligation, (MBIA),
           Variable Rate, 7/1/20(1)(2)                                                 315,594
    1,000  Warren County, (Judicial Office Building and Parks),
           (AMBAC), 5.20%, 9/1/29                                                    1,059,120
----------------------------------------------------------------------------------------------
                                                                                $    1,826,302
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.4%

  $   850  Jefferson County, Health Facilities Authority,
           (University Medical Center), (MBIA), 5.25%, 7/1/22                   $      906,483
   11,775  Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
           0.00%, 10/1/27                                                            3,500,472
----------------------------------------------------------------------------------------------
                                                                                $    4,406,955
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 9.2%

  $ 1,350  Hardin County, School District Finance Corp., School
           Building, (FSA), 4.75%, 7/1/21                                       $    1,412,060
    1,000  Kentucky Property and Buildings Commission, (FSA),
           5.00%, 8/1/21                                                             1,063,350
    1,000  Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32                      1,045,420
    1,000  Puerto Rico Public Building Authority, (AMBAC),
           5.50%, 7/1/21                                                             1,188,360
    1,000  Puerto Rico Public Building Authority, (XLCA),
           5.50%, 7/1/21                                                             1,182,810

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION (CONTINUED)

  $   300  Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
           12/1/19(1)(2)                                                        $      414,753
----------------------------------------------------------------------------------------------
                                                                                $    6,306,753
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.9%

  $   250  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(1)(3)                                          $      269,075
    1,000  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           5.00%, 7/1/28                                                             1,038,150
----------------------------------------------------------------------------------------------
                                                                                $    1,307,225
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 17.2%

  $ 3,000  Kenton County Airport, (MBIA), (AMT),
           6.30%, 3/1/15(4)                                                     $    3,385,680
    1,195  Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15                       1,380,476
    1,000  Kentucky EDA, (State Turnpike Revitalization), (FGIC),
           0.00%, 1/1/10                                                               845,610
    1,000  Louisville and Jefferson County, Regional Airport Authority,
           (MBIA), (AMT), 5.00%, 7/1/18                                              1,041,580
      750  Louisville and Jefferson County, Regional Airport Authority,
           (MBIA), (AMT), 5.00%, 7/1/25                                                768,165
    5,000  Puerto Rico Highway and Transportation Authority, (AMBAC),
           0.00%, 7/1/18                                                             2,801,250
    1,500  Puerto Rico Highway and Transportation Authority, (AMBAC),
           5.00%, 7/1/28                                                             1,562,250
----------------------------------------------------------------------------------------------
                                                                                $   11,785,011
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.3%

  $ 1,500  Boone-Florence Water Commission, Water Supply System,
           (FGIC), 5.00%, 12/1/27                                               $    1,579,455
    1,000  Campbell and Kenton County, District No. 1, (FSA),
           5.00%, 8/1/31                                                             1,046,500
    1,000  Louisville and Jefferson County, Metropolitan Sewer District
           and Drainage System, (FGIC), 5.00%, 5/15/30                               1,034,050
----------------------------------------------------------------------------------------------
                                                                                $    3,660,005
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 10.2%

  $ 1,000  Jefferson County, (Capital Projects Corp.),
           0.00%, 8/15/12                                                       $      741,740
    4,990  Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15                3,112,163
    1,000  Kenton County, (Public Properties Corp.), 5.00%, 3/1/29                   1,023,690
    2,000  Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15                    2,069,620
----------------------------------------------------------------------------------------------
                                                                                $    6,947,213
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.8%

  $ 3,000  Kenton County, (Highland Terrace), (AMT),
           FHA, 6.95%, 12/1/26                                                  $    3,287,550
----------------------------------------------------------------------------------------------
                                                                                $    3,287,550
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.9%
(IDENTIFIED COST $59,917,601)                                                   $   66,937,674
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.1%                                          $    1,465,748
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   68,403,422
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 21.7% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

                                       ALABAMA PORTFOLIO      ARKANSAS PORTFOLIO     GEORGIA PORTFOLIO      KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                    $         59,153,385   $         42,252,727   $         51,291,056   $         59,917,601
   Unrealized appreciation                       5,418,338              3,202,778              5,338,196              7,020,073
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $         64,571,723   $         45,455,505   $         56,629,252   $         66,937,674
-------------------------------------------------------------------------------------------------------------------------------
Cash                                  $            432,217   $                 --   $             23,951   $            671,494
Receivable for investments sold                         --                     --                     --                 75,000
Interest receivable                                736,220                594,955                745,122                814,913
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $         65,740,160   $         46,050,460   $         57,398,325   $         68,499,081
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
   on open financial futures
   contracts                          $             67,781   $             60,312   $             83,531   $             78,094
Demand note payable                                     --                100,000                     --                     --
Payable for when-issued securities                      --              1,033,380                     --                     --
Due to bank                                             --                 66,956                     --                     --
Accrued expenses                                    17,316                 15,883                 16,734                 17,565
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $             85,097   $          1,276,531   $            100,265   $             95,659
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN PORTFOLIO   $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals      $         60,400,110   $         41,867,712   $         52,306,989   $         61,583,031
Net unrealized appreciation
   (computed on the basis of
   identified cost)                              5,254,953              2,906,217              4,991,071              6,820,391
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                 $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                   $         26,742,781  $         72,672,445  $         51,580,635  $             79,206,668
   Unrealized appreciation                      2,246,779             2,618,672             5,595,708                 7,735,933
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                $         28,989,560  $         75,291,117  $         57,176,343  $             86,942,601
-------------------------------------------------------------------------------------------------------------------------------
Cash                                 $                 --  $                 --  $          1,127,227  $                     --
Receivable for investments sold                    14,914               558,814                35,000                        --
Interest receivable                               386,063               888,284               660,955                   951,194
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                         $         29,390,537  $         76,738,215  $         58,999,525  $             87,893,795
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
   on open financial futures
   contracts                         $             46,406  $            108,906  $             81,469  $                134,062
Demand note payable                               500,000               500,000                    --                   100,000
Due to bank                                        76,761                38,711                    --                     3,542
Accrued expenses                                   15,906                18,859                17,500                    18,205
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                    $            639,073  $            666,476  $             98,969  $                255,809
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN PORTFOLIO  $         28,751,464  $         76,071,739  $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals     $         26,686,916  $         73,726,277  $         53,643,403  $             80,427,318
Net unrealized appreciation
   (computed on the basis of
   identified cost)                             2,064,548             2,345,462             5,257,153                 7,210,668
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                $         28,751,464  $         76,071,739  $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                        OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                    $         76,881,490   $         49,217,788   $         43,640,750   $        102,210,337
   Unrealized appreciation                       5,795,489              3,852,838              4,660,273             11,636,226
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $         82,676,979   $         53,070,626   $         48,301,023   $        113,846,563
-------------------------------------------------------------------------------------------------------------------------------
Cash                                             1,239,769                628,557              1,285,810   $                 --
Receivable for investments sold                    205,000                     --                     --              2,438,800
Interest receivable                              1,010,278                911,486                593,067              1,555,152
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $         85,132,026   $         54,610,669   $         50,179,900   $        117,840,515
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased     $                 --   $                 --   $                 --   $          1,179,139
Payable for daily variation margin
   on open financial futures
   contracts                                       187,656                 82,500                 74,250                195,937
Demand note payable                                     --                     --                     --                300,000
Payable for when-issued securities                      --                     --                265,709                     --
Due to bank                                             --                     --                     --                 15,656
Accrued expenses                                    18,852                 16,353                 16,294                 20,913
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $            206,508   $             98,853   $            356,253   $          1,711,645
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO              $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals      $         79,889,380   $         50,971,436   $         45,471,930   $        105,252,237
Net unrealized appreciation
   (computed on the basis of
   identified cost)                              5,036,138              3,540,380              4,351,717             10,876,633
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                 $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                        ALABAMA PORTFOLIO     ARKANSAS PORTFOLIO      GEORGIA PORTFOLIO     KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                              $          1,766,360   $          1,238,139   $          1,610,284   $          1,868,916
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME               $          1,766,360   $          1,238,139   $          1,610,284   $          1,868,916
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                $            105,120   $             56,844   $             84,416   $            111,364
Trustees fees and expenses                           3,354                    861                  3,354                  3,354
Legal and accounting services                       12,696                 11,666                 14,069                 13,910
Custodian fee                                       19,614                 14,586                 17,214                 19,903
Miscellaneous                                        3,603                  3,475                  3,709                  3,474
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                        $            144,387   $             87,432   $            122,762   $            152,005
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                 $          1,621,973   $          1,150,707   $          1,487,522   $          1,716,911
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)         $            784,387   $             67,852   $                241   $             71,722
   Financial futures contracts                    (499,908)               (34,072)              (370,644)              (527,546)
   Interest rate swap contracts                         --               (274,450)                    --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)              $            284,479   $           (240,670)  $           (370,403)  $           (455,824)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                          $          2,379,173   $          2,468,793   $          3,567,413   $          2,903,139
   Financial futures contracts                    (111,539)              (296,561)              (357,011)              (146,971)
   Interest rate swap contracts                         --                 70,930                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)        $          2,267,634   $          2,243,162   $          3,210,402   $          2,756,168
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN      $          2,552,113   $          2,002,492   $          2,839,999   $          2,300,344
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          4,174,086   $          3,153,199   $          4,327,521   $          4,017,255
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                             $            820,663  $          2,151,872  $          1,661,592  $              2,377,938
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $            820,663  $          2,151,872  $          1,661,592  $              2,377,938
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee               $             29,241  $            133,953  $             88,275  $                155,986
Trustees fees and expenses                            871                 3,354                 3,354                     3,354
Legal and accounting services                      13,702                13,704                14,750                    13,704
Custodian fee                                      10,701                22,711                16,763                    25,361
Miscellaneous                                       3,097                 4,237                 4,308                     4,496
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                       $             57,612  $            177,959  $            127,450  $                202,901
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $            763,051  $          1,973,913  $          1,534,142  $              2,175,037
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $             45,018  $            259,718  $             82,927  $              1,621,985
   Financial futures contracts                   (214,734)             (828,434)             (350,804)                 (597,003)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)             $           (169,716) $           (568,716) $           (267,877) $              1,024,982
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                         $          1,519,195  $          3,441,433  $          2,728,801  $              2,959,412
   Financial futures contracts                   (192,739)             (193,711)             (356,783)                 (553,924)
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $          1,326,456  $          3,247,722  $          2,372,018  $              2,405,488
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN     $          1,156,740  $          2,679,006  $          2,104,141  $              3,430,470
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $          1,919,791  $          4,652,919  $          3,638,283  $              5,605,507
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                        OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO     VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                              $          2,485,332   $          1,593,954   $          1,323,978   $          3,158,330
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME               $          2,485,332   $          1,593,954   $          1,323,978   $          3,158,330
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                $            151,235   $             79,388   $             66,945   $            219,138
Trustees fees and expenses                           3,355                  3,354                    870                  4,399
Legal and accounting services                       15,813                 11,840                 13,602                 14,853
Custodian fee                                       22,995                 15,943                 14,093                 29,184
Miscellaneous                                        5,202                  4,523                  3,946                  6,013
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                        $            198,600   $            115,048   $             99,456   $            273,587
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                 $          2,286,732   $          1,478,906   $          1,224,522   $          2,884,743
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)         $            425,870   $            392,996   $             36,087   $            280,167
   Financial futures contracts                     (23,588)              (251,961)              (312,273)              (835,804)
   Interest rate swap contracts                   (748,500)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)              $           (346,218)  $            141,035   $           (276,186)  $           (555,637)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                          $          4,554,098   $          3,031,440   $          2,467,726   $          6,907,986
   Financial futures contracts                    (759,351)              (306,285)              (323,366)              (799,716)
   Interest rate swap contracts                    193,446                     --                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)        $          3,988,193   $          2,725,155   $          2,144,360   $          6,108,270
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN      $          3,641,975   $          2,866,190   $          1,868,174   $          5,552,633
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          5,928,707   $          4,345,096   $          3,092,696   $          8,437,376
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INCREASE (DECREASE) IN NET ASSETS       ALABAMA PORTFOLIO     ARKANSAS PORTFOLIO      GEORGIA PORTFOLIO     KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          1,621,973   $          1,150,707   $          1,487,522   $          1,716,911
   Net realized gain (loss)                        284,479               (240,670)              (370,403)              (455,824)
   Net change in unrealized
      appreciation (depreciation)                2,267,634              2,243,162              3,210,402              2,756,168
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          4,174,086   $          3,153,199   $          4,327,521   $          4,017,255
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          1,978,327   $          1,308,958   $          2,221,100   $          1,441,305
   Withdrawals                                  (5,213,690)            (3,386,896)            (3,365,346)            (4,630,430)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (3,235,363)  $         (2,077,938)  $         (1,144,246)  $         (3,189,125)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $            938,723   $          1,075,261   $          3,183,275   $            828,130
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                $         64,716,340   $         43,698,668   $         54,114,785   $         67,575,292
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS   LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO     MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $            763,051  $          1,973,913   $          1,534,142  $              2,175,037
   Net realized gain (loss)                     (169,716)             (568,716)              (267,877)                1,024,982
   Net change in unrealized
      appreciation (depreciation)              1,326,456             3,247,722              2,372,018                 2,405,488
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $          1,919,791  $          4,652,919   $          3,638,283  $              5,605,507
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $            653,016  $          2,295,867   $          2,628,283  $              1,561,563
   Withdrawals                                (2,323,083)           (9,555,427)            (4,683,585)               (9,073,503)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $         (1,670,067) $         (7,259,560)  $         (2,055,302) $             (7,511,940)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                       $            249,724  $         (2,606,641)  $          1,582,981  $             (1,906,433)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period              $         28,501,740  $         78,678,380   $         57,317,575  $             89,544,419
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $         28,751,464  $         76,071,739   $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS       OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          2,286,732   $          1,478,906   $          1,224,522   $          2,884,743
   Net realized gain (loss)                       (346,218)               141,035               (276,186)              (555,637)
   Net change in unrealized
      appreciation (depreciation)                3,988,193              2,725,155              2,144,360              6,108,270
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          5,928,707   $          4,345,096   $          3,092,696   $          8,437,376
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          2,684,238   $          3,687,696   $          2,876,013   $          3,793,427
   Withdrawals                                  (6,403,137)            (4,734,722)            (4,605,642)            (9,579,545)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (3,718,899)  $         (1,047,026)  $         (1,729,629)  $         (5,786,118)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $          2,209,808   $          3,298,070   $          1,363,067   $          2,651,258
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                $         82,715,710   $         51,213,746   $         48,460,580   $        113,477,612
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS      ALABAMA PORTFOLIO      ARKANSAS PORTFOLIO     GEORGIA PORTFOLIO      KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          3,313,142   $          2,300,813   $          3,017,352   $          3,496,419
   Net realized gain (loss)                        134,430                527,436               (333,635)            (2,678,901)
   Net change in unrealized
      appreciation (depreciation)               (1,468,945)            (1,636,116)              (612,968)             1,374,471
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          1,978,627   $          1,192,133   $          2,070,749   $          2,191,989
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          7,826,188   $          4,263,125   $          6,128,727   $          6,168,539
   Withdrawals                                  (9,563,241)            (5,016,611)           (10,414,983)           (10,294,305)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (1,737,053)  $           (753,486)  $         (4,286,256)  $         (4,125,766)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                         $            241,574   $            438,647   $         (2,215,507)  $         (1,933,777)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                  $         64,474,766   $         43,260,021   $         56,330,292   $         69,509,069
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $         64,716,340   $         43,698,668   $         54,114,785   $         67,575,292
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS   LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO     MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $          1,570,788  $          4,158,293   $          3,185,742  $              4,690,094
   Net realized gain (loss)                      234,944               437,591                375,821                  (833,851)
   Net change in unrealized
      appreciation (depreciation)               (896,513)           (2,115,611)            (1,480,015)               (1,726,154)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $            909,219  $          2,480,273   $          2,081,548  $              2,130,089
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $          2,630,038  $          8,575,652   $          5,893,727  $              7,117,679
   Withdrawals                                (4,426,484)          (17,793,080)            (9,406,029)              (15,522,233)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $         (1,796,446) $         (9,217,428)  $         (3,512,302) $             (8,404,554)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $           (887,227) $         (6,737,155)  $         (1,430,754) $             (6,274,465)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                $         29,388,967  $         85,415,535   $         58,748,329  $             95,818,884
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $         28,501,740  $         78,678,380   $         57,317,575  $             89,544,419
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS       OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          4,649,972   $          2,630,849   $          2,480,931   $          6,057,000
   Net realized gain (loss)                         53,387                444,288                132,379               (166,417)
   Net change in unrealized
      appreciation (depreciation)               (2,528,160)            (1,603,577)              (763,780)            (2,469,255)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          2,175,199   $          1,471,560   $          1,849,530   $          3,421,328
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          9,291,990   $         10,958,295   $          8,308,589   $          7,960,993
   Withdrawals                                 (12,365,559)            (7,921,651)            (9,554,586)           (17,554,176)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS   $         (3,073,569)  $          3,036,644   $         (1,245,997)  $         (9,593,183)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                         $           (898,370)  $          4,508,204   $            603,533   $         (6,171,855)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                  $         83,614,080   $         46,705,542   $         47,857,047   $        119,649,467
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $         82,715,710   $         51,213,746   $         48,460,580   $        113,477,612
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                   ALABAMA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.44%(2)       0.46%       0.45%       0.46%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.44%(2)       0.44%       0.44%       0.44%       0.48%       0.45%
   Net investment income                                       4.95%(2)       5.08%       5.21%       5.31%       5.57%       5.18%
Portfolio Turnover                                               14%            10%         25%         14%          8%         23%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.59%          3.09%       4.86%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  65,655      $  64,716   $  64,475   $  64,271   $  66,653   $  82,141
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   ARKANSAS PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.40%(2)       0.41%       0.40%       0.39%       0.46%       0.45%
   Expenses after custodian fee reduction                      0.40%(2)       0.39%       0.39%       0.37%       0.45%       0.43%
   Net investment income                                       5.20%(2)       5.22%       5.38%       5.48%       5.65%       5.25%
Portfolio Turnover                                                7%            25%         23%          9%         14%         24%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.45%          2.81%       5.83%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  44,774      $  43,699   $  43,260   $  42,662   $  42,233   $  50,491
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   GEORGIA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.44%(2)       0.46%       0.46%       0.45%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.44%(2)       0.44%       0.45%       0.42%       0.47%       0.42%
   Net investment income                                       5.35%(2)       5.38%       5.55%       5.47%       5.69%       5.31%
Portfolio Turnover                                                2%            16%         18%          8%         13%         38%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                8.07%          3.82%       4.82%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  57,298      $  54,115   $  56,330   $  63,673   $  63,067   $  71,220
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   KENTUCKY PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.45%(2)       0.46%       0.45%       0.48%       0.52%       0.49%
   Expenses after custodian fee reduction                      0.45%(2)       0.44%       0.44%       0.44%       0.50%       0.47%
   Net investment income                                       5.06%(2)       5.05%       5.25%       5.17%       5.75%       5.36%
Portfolio Turnover                                                2%            10%          5%         15%         11%         11%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.15%          3.22%       4.39%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  68,403      $  67,575   $  69,509   $  79,821   $  81,708   $  97,762
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   LOUISIANA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.40%(2)       0.40%       0.40%       0.43%       0.39%       0.37%
   Expenses after custodian fee reduction                      0.40%(2)       0.38%       0.38%       0.40%       0.35%       0.34%
   Net investment income                                       5.32%(2)       5.33%       5.43%       5.28%       5.63%       5.16%
Portfolio Turnover                                                3%            21%         25%         14%         14%         20%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.97%          3.16%       5.02%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  28,751      $  28,502   $  29,389   $  29,155   $  28,441   $  32,668
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MARYLAND PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.46%(2)       0.47%       0.48%       0.47%       0.51%       0.49%
   Expenses after custodian fee reduction                      0.46%(2)       0.45%       0.46%       0.42%       0.49%       0.46%
   Net investment income                                       5.10%(2)       4.96%       5.12%       5.30%       5.18%       5.05%
Portfolio Turnover                                                6%            28%         25%         18%          9%         31%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.22%          2.90%       5.17%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  76,072      $  78,678   $  85,416   $  82,797   $  81,676   $  95,223
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSOURI PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.45%(2)       0.45%       0.44%       0.45%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.45%(2)       0.43%       0.43%       0.43%       0.48%       0.44%
   Net investment income                                       5.36%(2)       5.39%       5.60%       5.65%       5.80%       5.28%
Portfolio Turnover                                                4%            20%          8%          8%          8%         21%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.58%          3.65%       5.24%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  58,901      $  57,318   $  58,748   $  57,548   $  58,927   $  68,264
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 NORTH CAROLINA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.46%(2)       0.48%       0.48%       0.49%       0.52%       0.50%
   Expenses after custodian fee reduction                      0.46%(2)       0.46%       0.48%       0.46%       0.49%       0.49%
   Net investment income                                       4.97%(2)       4.99%       5.28%       5.34%       5.66%       5.24%
Portfolio Turnover                                               16%            21%         21%         28%         17%          3%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.61%          2.29%       4.43%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  87,638      $  89,544   $  95,819   $ 101,025   $ 110,493   $ 129,330
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   OREGON PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.48%(2)       0.49%       0.46%       0.48%       0.51%       0.48%
   Expenses after custodian fee reduction                      0.48%(2)       0.47%       0.45%       0.47%       0.50%       0.47%
   Net investment income                                       5.49%(2)       5.50%       5.46%       5.45%       5.63%       5.27%
Portfolio Turnover                                                2%            16%         21%         13%         25%         35%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.45%          2.58%       5.28%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  84,926      $  82,716   $  83,614   $  83,951   $  83,712   $  94,317
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               SOUTH CAROLINA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.43%(2)       0.43%       0.40%       0.39%       0.44%       0.43%
   Expenses after custodian fee reduction                      0.43%(2)       0.41%       0.38%       0.34%       0.42%       0.40%
   Net investment income                                       5.58%(2)       5.36%       5.49%       5.56%       5.77%       5.33%
Portfolio Turnover                                               33%            37%         15%         21%         12%         26%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                8.55%          3.15%       5.07%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  54,512      $  51,214   $  46,706   $  39,821   $  35,070   $  44,833
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   TENNESSEE PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.41%(2)       0.42%       0.40%       0.41%       0.44%       0.42%
   Expenses after custodian fee reduction                      0.41%(2)       0.39%       0.38%       0.37%       0.42%       0.41%
   Net investment income                                       5.01%(2)       5.05%       5.27%       5.39%       5.61%       5.23%
Portfolio Turnover                                                7%            17%         19%         11%          9%         13%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.56%          3.90%       5.38%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  49,824      $  48,461   $  47,857   $  47,369   $  45,015   $  49,407
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   VIRGINIA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.48%(2)       0.50%       0.49%       0.49%       0.54%       0.50%
   Expenses after custodian fee reduction                      0.48%(2)       0.49%       0.49%       0.47%       0.53%       0.48%
Net investment income                                          5.05%(2)       5.13%       5.31%       5.28%       5.61%       5.26%
Portfolio Turnover                                               10%            20%         33%         39%         23%         17%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.61%          2.89%       4.25%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $ 116,129      $ 113,478   $ 119,649   $ 122,103   $ 115,776   $ 137,624
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At February 29, 2004, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under a Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 29, 2004, the Portfolios paid advisory fees as follows:

   PORTFOLIO                          AMOUNT     EFFECTIVE RATE*
   -------------------------------------------------------------
   Alabama                          $  105,120             0.32%
   Arkansas                             56,844             0.26%
   Georgia                              84,416             0.30%
   Kentucky                            111,364             0.33%
   Louisiana                            29,241             0.20%
   Maryland                            133,953             0.35%
   Missouri                             88,275             0.31%
   North Carolina                      155,986             0.36%
   Oregon                              151,235             0.36%
   South Carolina                       79,388             0.30%
   Tennessee                            66,945             0.27%
   Virginia                            219,138             0.38%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the six months ended February 29, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                            PURCHASES           SALES
   --------------------------------------------------------------
   Arkansas                            $  507,980    $  1,327,058
   Georgia                                306,603              --
   Tennessee                                   --         109,163

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 29, 2004, were as follows:

   ALABAMA PORTFOLIO

   Purchases                                       $    8,761,221
   Sales                                               11,446,817

   ARKANSAS PORTFOLIO

   Purchases                                       $    3,087,755
   Sales                                                3,183,859

   GEORGIA PORTFOLIO

   Purchases                                       $    1,061,471
   Sales                                                1,357,325

   KENTUCKY PORTFOLIO

   Purchases                                       $    1,007,880
   Sales                                                3,704,675

   LOUISIANA PORTFOLIO

   Purchases                                       $      886,356
   Sales                                                1,708,062

   MARYLAND PORTFOLIO

   Purchases                                       $    4,377,118
   Sales                                                9,628,318

   MISSOURI PORTFOLIO

   Purchases                                       $    2,032,165
   Sales                                                3,924,203

   NORTH CAROLINA PORTFOLIO

   Purchases                                       $   13,705,302
   Sales                                               20,072,074

   OREGON PORTFOLIO

   Purchases                                       $    1,602,059
   Sales                                                5,695,965

   SOUTH CAROLINA PORTFOLIO

   Purchases                                       $   17,371,249
   Sales                                               19,575,704

   TENNESSEE PORTFOLIO

   Purchases                                       $    3,497,110
   Sales                                                3,586,428

   VIRGINIA PORTFOLIO

   Purchases                                       $   10,788,410
   Sales                                               15,599,868

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 29, 2004, as computed on a federal income tax basis, are as follows:

   ALABAMA PORTFOLIO

   AGGREGATE COST                                  $   59,142,895
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,661,343
   Gross unrealized depreciation                         (232,515)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,428,828
   --------------------------------------------------------------

   ARKANSAS PORTFOLIO

   AGGREGATE COST                                  $   42,244,771
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,469,192
   Gross unrealized depreciation                         (258,458)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,210,734
   --------------------------------------------------------------

   GEORGIA PORTFOLIO

   AGGREGATE COST                                  $   51,212,773
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    6,561,073
   Gross unrealized depreciation                       (1,144,594)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,416,479
   --------------------------------------------------------------

   KENTUCKY PORTFOLIO

   AGGREGATE COST                                  $   59,860,592
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    7,096,136
   Gross unrealized depreciation                          (19,054)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    7,077,082
   --------------------------------------------------------------

   LOUISIANA PORTFOLIO

   AGGREGATE COST                                  $   26,507,251
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    2,582,758
   Gross unrealized depreciation                         (100,449)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    2,482,309
   --------------------------------------------------------------

   MARYLAND PORTFOLIO

   AGGREGATE COST                                  $   72,647,254
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,966,186
   Gross unrealized depreciation                       (3,322,323)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    2,643,863
   --------------------------------------------------------------

   MISSOURI PORTFOLIO

   AGGREGATE COST                                  $   51,549,120
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,914,809
   Gross unrealized depreciation                         (287,586)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,627,223
   --------------------------------------------------------------

   NORTH CAROLINA PORTFOLIO

   AGGREGATE COST                                  $   79,124,752
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    8,678,535
   Gross unrealized depreciation                         (860,686)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    7,817,849
   --------------------------------------------------------------

   OREGON PORTFOLIO

   AGGREGATE COST                                  $   76,803,882
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    6,115,428
   Gross unrealized depreciation                         (242,331)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,873,097
   --------------------------------------------------------------

   SOUTH CAROLINA PORTFOLIO

   AGGREGATE COST                                  $   49,207,319
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,898,361
   Gross unrealized depreciation                          (35,054)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,863,307
   --------------------------------------------------------------

   TENNESSEE PORTFOLIO

   AGGREGATE COST                                  $   43,636,066
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    4,664,957
   Gross unrealized depreciation                               --
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    4,664,957
   --------------------------------------------------------------

   VIRGINIA PORTFOLIO

   AGGREGATE COST                                  $  102,153,950
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   11,699,341
   Gross unrealized depreciation                           (6,728)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   11,692,613
   --------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 29, 2004, the Arkansas Portfolio, the Louisiana Portfolio, the Maryland Portfolio, the North Carolina Portfolio, and the Virginia Portfolio had balances outstanding pursuant to this line of credit of $100,000, $500,000, $500,000, $100,000 and $300,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at February 29, 2004, is as follows:

   FUTURES CONTRACTS

                    EXPIRATION                                         NET UNREALIZED
   PORTFOLIO        DATE         CONTRACTS                  POSITION    DEPRECIATION
   ----------------------------------------------------------------------------------
   Alabama          3/04         57 U.S. Treasury Bond      Short      $  (148,722)
                    6/04         9 U.S. Treasury Bond       Short          (14,663)
   ----------------------------------------------------------------------------------
   Arkansas         3/04         50 U.S. Treasury Bond      Short         (230,876)
                    3/04         20 U.S. Treasury Note      Short          (65,685)
   ----------------------------------------------------------------------------------
   Georgia          3/04         81 U.S. Treasury Bond      Short         (347,125)
   ----------------------------------------------------------------------------------
   Kentucky         3/04         67 U.S. Treasury Bond      Short         (185,019)
                    6/04         9 U.S. Treasury Bond       Short          (14,663)
   ----------------------------------------------------------------------------------
   Louisiana        3/04         45 U.S. Treasury Bond      Short         (182,231)
   ----------------------------------------------------------------------------------
   Maryland         3/04         93 U.S. Treasury Bond      Short         (252,030)
                    6/04         13 U.S. Treasury Bond      Short          (21,180)
   ----------------------------------------------------------------------------------
   Missouri         3/04         79 U.S. Treasury Bond      Short         (338,555)
   ----------------------------------------------------------------------------------
   North Carolina   3/04         130 U.S. Treasury Bond     Short         (525,265)
   ----------------------------------------------------------------------------------
   Oregon           3/04         165 U.S. Treasury Bond     Short         (627,983)
                    3/04         40 U.S. Treasury Note      Short         (131,368)
   ----------------------------------------------------------------------------------
   South Carolina   3/04         80 U.S. Treasury Bond      Short         (312,458)
   ----------------------------------------------------------------------------------
   Tennessee        3/04         72 U.S. Treasury Bond      Short         (308,556)
   ----------------------------------------------------------------------------------
   Virginia         3/04         190 U.S. Treasury Bond     Short         (759,593)

   At February 29, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, shareholders voted to change each Portfolio's diversification status from diversified to non-diversified. The results of the vote were as follows. Results are rounded to the nearest whole number:

                           ALABAMA FUND      ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND     LOUISIANA FUND  MARYLAND FUND
   ---------------------------------------------------------------------------------------------------------------------------
   Affirmative                  89%               89%              88%              85%               91%            87%

   Against                       4%                4%               8%              10%                7%             8%

   Abstain                       7%                7%               4%               5%                2%             5%

                           MISSOURI FUND  NORTH CAROLINA FUND  OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
   ---------------------------------------------------------------------------------------------------------------------------
   Affirmative                  83%               85%              82%              90%               84%            88%

   Against                      10%                8%               8%               6%                6%             8%

   Abstain                       7%                7%              10%               4%               10%             4%

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

                    OFFICERS
                    Thomas J. Fetter
                    President and Portfolio Manager of South Carolina Municipals Portfolio

                    James B. Hawkes
                    Vice President and Trustee

                    William H. Ahern, Jr.
                    Vice President and Portfolio Manager of Alabama, Kentucky, and Maryland Municipals Portfolios

                    Cynthia J. Clemson
                    Vice President and Portfolio Manager of Georgia, Missouri, and Tennessee Municipals Portfolios

                    Robert B. MacIntosh
                    Vice President and Portfolio Manager of Louisiana and Virginia Municipals Portfolios

                    Thomas M. Metzold
                    Vice President and Portfolio Manager of Arkansas, North Carolina and Oregon Municipals Portfolios

                    Kristin S. Anagnost
                    Treasurer of Louisiana, Missouri, Oregon and Tennessee Municipals Portfolios

                    Barbara E. Campbell
                    Treasurer of Alabama, Arkansas, Georgia, Kentucky, Maryland, North Carolina, South Carolina and Virginia Municipals Portfolios

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KENTUCKY MUNICIPALS PORTFOLIO


By:     /s/ Thomas J. Fetter
      -----------------------------------------
      Thomas J. Fetter
      President


Date: April 20, 2004
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
      -----------------------------------------
      Barbara E. Campbell
      Treasurer


Date: April 20, 2004
      --------------


By:     /s/ Thomas J. Fetter
      -----------------------------------------
      Thomas J. Fetter
      President


Date: April 20, 2004
      --------------